CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	¥ (268,043)	¥ (304,900)	¥ (731,121)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	54,769	73,466	76,073
Share-based compensation expense	108,516	17,393	31,899
Loss on disposals of property and equipment	659	3,011	175
Credit losses, net	48,900	12,756	28,006
Write-down of inventories	25,906	39,969	21,139
Investment income	(25,494)	(6,100)	(124)
Interest expenses of convertible notes			73,081
Foreign exchange (gains)/losses	12,213	11,061	(13,733)
Changes in operating assets and liabilities:
Accounts receivable	502,397	(585,486)	(333,067)
Notes receivable	118,784	(42,289)	85,753
Inventories	17,688	(52,956)	85,802
Prepayments and other current assets	(11,334)	51,982	21,551
Accounts and notes payable	(329,974)	317,234	119,814
Advance from customers	7,526	(11,224)	1,019
Operating lease right-of use assets	44,985	73,007	81,378
Land use rights	224	(328)	10,930
Accrued expenses and other liabilities	(30,928)	(92,542)	29,342
Operating lease liabilities	(47,725)	(72,002)	(92,120)
Net cash (used in)/provided by operating activities	229,069	(567,948)	(504,203)
Cash flows from investing activities:
Purchase of short-term investments	(104,866)	(1,288,080)	(100,000)
Maturity of short-term investments	461,890	430,623	100,124
Purchase of property and equipment	(79,159)	(50,496)	(37,047)
Purchase of intangible assets	(3,875)	(5,067)	(13,057)
Proceeds from sale of property and equipment and intangible assets	2,090	4,718	12,940
Net cash (used in)/provided by investing activities	276,080	(908,302)	(37,040)
Cash flows from financing activities:
Proceeds from issuance of convertible note			1,384,218
Proceeds from short-term borrowings	897,000	1,114,000	764,160
Repayment of short-term borrowings	(1,171,000)	(779,000)	(807,592)
Proceeds from long-term borrowings	39,884
Acquisition of the redeemable non-controlling interest	(2,474)	(5,044)	(22,396)
Proceeds from the IPO, net of issuance costs		385,768
Proceeds from the Overallotment, net of issuance costs	29,382
Proceeds from exercised share options	920
Cash paid for ordinary shares repurchases	(40,757)
Other financing activities	(7,140)		(15,680)
Net cash provided by/(used in) financing activities	(254,185)	715,724	1,302,710
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	15,546	5,042	117,469
Increase/(Decrease) in cash, cash equivalents, and restricted cash	266,510	(755,484)	878,936
Cash, cash equivalents, and restricted cash at the beginning of year	1,250,372	2,005,856	1,126,920
Cash, cash equivalents, and restricted cash at the end of year	1,516,882	1,250,372	2,005,856
Supplemental cash flow information:
Cash payments for interest	(10,158)	(19,343)	(20,957)
Cash payments for income taxes	¥ (842)	(154)	(1,220)
Supplemental information for non-cash financing activities:
Accretion of convertible redeemable preferred shares		(660,070)	(509,281)
Issuance of Series F preferred shares from conversion of the convertible notes			¥ (1,631,564)
Conversion of preferred shares to ordinary shares		¥ (7,570,417)